Note 6 - Leases	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases and Finance Leases [Text Block]

6. Leases

The Company’s lease portfolio consists primarily of operating leases for office space and equipment with contractual terms expiring from December 2025 to February 2032. Lease contracts may include one or more renewal options that allow the Company to extend the lease term. The exercise of lease options is generally at the discretion of the Company. None of the Company’s leases contain residual value guarantees, substantial restrictions, or covenants. The Company’s leases are substantially within Australia and Canada.

	December 31,
	2023	2022
	A$	A$
Operating lease right-of-use assets:
Non-current	2,662,885	4,422,303
Operating lease liabilities:
Current	825,475	755,125
Non-current	3,179,294	3,943,517

Weighted average remaining lease terms (in years)	6.3	6.9
Weighted average discount rate	4.8%	4.8%

The components of lease income/expense were as follows:

	Year Ended December 31,
	2023	2022
	A$	A$
Fixed payment operating lease expense	805,481	965,224
Short-term lease expense	0	3,262
Sub-lease income	133,900	137,219

The sublease income is deemed an operating lease.

The components of the fixed payment operating and short-term lease expense as classified in the consolidated statements of comprehensive income/(loss) are as follows:

	Year Ended December 31,
	2023	2022
	A$	A$
Cost of goods sold	0	107,140
Cost of services	39,601	147,558
Research and development	138,340	273,823
Selling, general and administrative	627,540	436,703
	805,481	965,224

Supplemental cash flow information related to the Company’s leases was as follows:

	Year Ended December 31,
	2023	2022
	A$	A$
Operating cash outflows from operating leasses	979,387	831,685

Supplemental non-cash information related to the Company’s leases was as follows:

	Year Ended December 31,
	2023	2022
	A$	A$
Right-of-use assets obtained in exchange for lease liabilities	28,353	3,023,907
Right-of-use asset modifications	0	0

Future lease payments are as follows:

December 31, 2023
A$
1 year	488,262
2 years	998,418
3 years	1,022,251
4 years	407,413
5 years	416,427
Thereafter	1,807,808
Total future lease payments	5,140,579
Less: imputed interest	(1,135,810)
Total operating lease liabilities	4,004,769
Current	825,475
Non-current	3,179,294

On January 1, 2021, the lease for 1 Corporate Avenue was terminated and a new lease entered into simultaneously. The lease expires on December 31, 2025 with an option to renew the lease for two further terms of five years each. The renewal option periods have not been included in the lease term as the Company is not reasonably certain that they will be exercised.

On June 28, 2021, HRL entered into a premises lease, which commenced in January 2022, with a ten-year contractual period. The lease does not include an option to renew the lease for a further term.

On October 22, 2021, UBS entered into a lease arrangement to install solar panels and inverters ("panels"). The lease commenced in January 2022 upon installation of the panels. The panels were installed at the Company’s 1 Corporate Avenue premises. The lease has a term of seven years and an option to buy at the end of the term.

As of December 31, 2023, the Company has not entered into any operating or finance lease agreements that have not yet commenced.